Reinsurance and Indemnification - 2018-1 Excess Catastrophe Reinsurance Contract (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts			$ 500
2018-1 Excess Catastrophe Reinsurance Contract
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit			100.00%
Limit of aggregate losses under aggregate excess agreement	$ 500		$ 500
Term of catastrophe reinsurance agreement contract			4 years
Losses in multiple exposures, retention amount annual limit			$ 1
Minimum | 2018-1 Excess Catastrophe Reinsurance Contract
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts			3,750
Retention amount annual limit			3,750
Maximum | 2018-1 Excess Catastrophe Reinsurance Contract
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts			$ 4,250
Scenario, Forecast | 2018-1 Excess Catastrophe Reinsurance Contract
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit		100.00%
Limit of aggregate losses under aggregate excess agreement		$ 500
Scenario, Forecast | Minimum | 2018-1 Excess Catastrophe Reinsurance Contract
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts		4,000
Scenario, Forecast | Maximum | 2018-1 Excess Catastrophe Reinsurance Contract
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts		$ 4,500